Convertible Notes and Warrants	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Convertible Notes and Warrants

10. Convertible Notes and Warrants

Preferred Shares

Goodman Note

During April 2005, the Company entered into an unsecured loan agreement for $15,000,000 (the “Goodman Note”). The note required interest payments and principal settlement upon maturity at the earliest of (a) April 20, 2010, (b) the Company being acquired, or (c) the Company having a change in control, other than through the sale of preferred shares.

During January 2009, the Company entered into an amendment and restatement of the unsecured amended loan, whereby the parties agreed that the principal amount would be reduced to $3,000,000. The amended and restated unsecured note accrued interest at a variable rate per annum based on prime plus 25 basis points. 25% of the accrued interest was due and payable quarterly in arrears on the last business day of each three-month quarter beginning February 1, 2009. The remaining 75% of the accrued interest was not to be compounded by becoming part of the principal, and was due and payable in a lump-sum payment on the maturity date. The principal and any interest amounts that remain outstanding was set to mature at the earlier of (a) April 20, 2010, or (b) the date immediately prior to the Company’s closing of an acquisition or asset transfer as defined by the Company’s amended and restated articles of incorporation.

In conjunction with the 2009 amendment, the Company issued a warrant to purchase preferred shares issued in the first equity financing to occur subsequent to the execution of the note, and in which the Company receives at least $2,000,000 in gross aggregate proceeds. The exercise price of the warrant would have been equal to the per share price of preferred shares sold in that equity financing, and the number of shares that may have been exercised was equal to 10% of the principal amount of the convertible loan divided by the exercise price. Early termination of the warrant could occur upon an IPO, or if the Company was acquired. The holder of the warrant was to be given 20 days advance notice of such an event, and the warrant would terminate if not exercised before the date of the event.

A qualifying equity financing occurred during February 2009, which set the warrant exercise price at $0.60 per share.

During May 2010, the Company entered into a second amendment and restatement of the Goodman Note in order to extend the maturity date and amend the timing of payments to be made to the lender and to secure the Company’s obligations under the note. The secured amended and restated note accrued interest at a per annum fixed rate of 3.25% and was due and payable quarterly in arrears on the last business day of each three-month quarter beginning May 1, 2010. On the effective date of the second amendment, the Company paid the lender $750,000 which was applied to the principal balance of $3,000,000. Beginning May 1, 2010, principal payments were due and payable quarterly in advance. For principal payments due and payable during the period of May 1, 2010 through January 31, 2011, the quarterly principal payment was equal to $45,000; for principal payments due and payable during the period of February 1, 2012 through January 31, 2014, the quarterly principal payment was equal to $90,000; and for principal payments due and payable during the period of February 1, 2014 through the maturity date, the quarterly principal payment was equal to $150,000. In addition to the $750,000 principal paid on the effective date of the amendment, the Company paid principal payments of $135,000 and $180,000 during the years ended December 31, 2010 and 2011, respectively. No principal payments were made during the years ended December 31, 2012 or 2013.

As of June 28, 2013 the holder of the Goodman Note agreed to convert the total principal balance owed under the Goodman Note of $1,935,000 and accrued interest of approximately $105,000 into 3,777,324 preferred shares at a conversion price of $0.54 per share. Although the conversion price of the debt was greater than the value of the preferred shares at the time of conversion, the Company did not record a gain on the conversion under the troubled debt restructuring accounting guidance since the transaction occurred between related parties, and thus, was treated as a capital transaction. As of the closing of the Company’s IPO on February 10, 2014, such shares of preferred stock automatically converted into 89,936 shares of common stock.

In July 2013, in connection with this conversion, the Company issued to such beneficial owner a warrant to purchase 23,809 shares of common stock at an exercise price of $10.00 per share, which was set at the price of the Company’s common stock sold in the Company’s IPO. The warrants are exercisable for a two-year period beginning with the closing of the Company’s IPO on February 10, 2014. In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants were initially recorded at their fair value and were then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrants for common shares issued under the Goodman Note agreement, the Company used a probability weighted Black-Scholes valuation model. The fair value of the Goodman Note warrants was approximately $62,000 at December 31, 2013 and was included in warrant liabilities until the underlying exercise price was fixed at the closing of the Company’s IPO on February 10, 2014, when the warranty liability balance of approximately $95,000 was reclassified to additional paid-in capital (see Notes 2 and 5).

2008 Convertible Note

In December 2008, the Company issued the 2008 Convertible Note in the principal amount of $1,400,000 which was secured by all assets of the Company to an affiliate of a major shareholder. The 2008 Convertible Note accrued interest at a variable rate based on prime per annum payable at maturity, and matured at the earliest occurrence of, (a) the passing of 48 months from inception of the note, (b) the closing date of an acquisition or asset transfer as defined by the note, or (c) the closing date of the issuance and sale of shares of common stock of the Company in the Company’s IPO.

Upon the closing of a sale by the Company of its preferred shares in which the Company received an aggregate of at least $20,000,000 in cumulative gross proceeds, including conversion of the convertible loan amount before the maturity date, the unpaid principal and accrued interest would automatically be converted into the number of preferred shares, of the series sold by the Company in such sale, equal to the unpaid principal and accrued interest divided by the per share purchase price of the preferred shares in such sale. The 2008 Convertible Note may have also been converted before the maturity date at the option of the holder at the closing of an equity financing involving the sale of the Company’s preferred shares in which the Company received an aggregate of at least $2,000,000 in cumulative gross proceeds, with a conversion price equal to the per share price included in that equity financing. In July 2013, the Company amended the 2008 Convertible Note to provide that all principal and accrued interest on the note would automatically convert into common stock upon the closing of an IPO at the price per share at which common stock is sold in such IPO.

Issued with the 2008 Convertible Note was a warrant to purchase preferred shares issued in the first equity financing to occur subsequent to the execution of the 2008 Convertible Note, and in which the Company would have received at least $2,000,000 in gross aggregate proceeds. The exercise price of the warrant would have been equal to the per share price of preferred shares sold in that equity financing, and the number of shares that may have been exercised was equal to 10% of the principal amount of the convertible loan divided by the exercise price. Early termination of the warrant could occur upon an IPO or if the Company was acquired. The holder of the warrant was to be given 20 days advance notice of such an event, and the warrant would terminate if not exercised before the date of the event.

A qualifying equity financing occurred during February 2009, which set the 2008 Convertible Note conversion price and the warrant exercise price at $0.60 per share. In connection with the closing of the Company’s IPO on February 10, 2014, the $1,400,000 principal amount and $233,982 of accrued interest related to the 2008 Convertible Note were converted at $10.00 per share into a total of 163,399 shares of common stock (see Note 2).

2011 Convertible Bridge Notes

In February 2011, the Company executed a note and warrant purchase agreement with a major shareholder’s affiliates. In exchange for a series of loans in an aggregate amount equal to $5,000,000 over a period through September 1, 2011, the Company issued the 2011 Convertible Bridge Notes and warrants to purchase preferred shares. The aggregate amount was subsequently raised to $6,000,000 and then $15,000,000 during the year and the funding period was first extended to February 2012 and then to December 2012. Other investors, including related parties, also became party to this arrangement and purchased 2011 Convertible Bridge Notes and warrants.

All unpaid principal and interest outstanding was initially payable on December 31, 2011. During 2012, the maturity date was extended to December 31, 2012. The 2011 Convertible Bridge Notes were secured by virtually all of the assets of the Company. The 2011 Convertible Bridge Notes accrued interest at 8%, payable at maturity. The number of preferred shares for which the warrants were exercisable was determined by dividing the warrant coverage amount, which was 20% of the principal amount of the notes issued under the agreement, by the exercise price.

Upon the closing of the sale by the Company of its preferred stock in which the Company received an aggregate of at least $20,000,000 in cumulative gross proceeds, including conversion of the 2011 Convertible Bridge Notes, before the maturity date, the unpaid principal and accrued interest would automatically have been converted into the number of preferred shares, of the series sold by the Company in such sale, equal to the unpaid principal and accrued interest divided by the per share purchase price of the preferred shares in such sale. At any time before the maturity date the investor could elect to convert all or any amount of the unpaid principal and accrued interest into the Company’s Series A preferred shares at $0.54 per share. Early termination of the warrants could occur upon an IPO or if the Company was acquired. The holders of the warrants were to be given 20 days advance notice of such an event, and the warrants would terminate if not exercised before the date of the event.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants were initially recorded at their fair value and were then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments issued under the note and warrant purchase agreement dated February 2011, the Company used the Black-Scholes valuation model. The Company recorded approximately $1,400,000 related to the fair value of the warrants at the date of issuance, as a discount to the carrying value of the 2011 Convertible Bridge Notes, accreted as interest expense over the life of the debt. The Company valued the warrants at the date of each issuance using the Black-Scholes valuation model with the following underlying assumptions: contractual term of 5 years, an underlying preferred share price between $0.25 and $0.54, an exercise price of $0.54, an average risk-free interest rate between 0.70% and 2.26%, a dividend yield of 0%, and volatilities between 100.0% and 105.0%. The discount was fully accreted as of December 31, 2012.

As of December 31, 2012, the Company had issued the 2011 Convertible Bridge Notes with an aggregate principal amount of approximately $12,336,000. No further note or warrant issuances were made under this agreement during the year ended December 31, 2013. As of December 31, 2012, the Company was in default for payment on the 2011 Convertible Bridge Notes, and no principal payments were made in 2013 prior to their conversion. As of June 28, 2013 the investors under these notes elected to convert the total principal balance owed under the 2011 Convertible Bridge Notes of approximately $12,336,000 and accrued interest of approximately $1,832,000 into 26,237,611 preferred shares at a conversion price of $0.54 per share. Upon the conversion, the exercise price of the related warrants was set at $0.54 per share, and the $236,799 fair value of the warrants was reclassified into additional paid-in capital as of June 28, 2013. Although the conversion price of the debt was greater than the value of the preferred shares at the time of conversion, the Company did not record a gain on the conversion under the troubled debt restructuring accounting guidance since the transaction occurred between related parties, and thus, was treated as a capital transaction. As of the closing of the Company’s IPO on February 10, 2014, such shares of preferred stock automatically converted into 624,705 shares of common stock.

2012 Revolver Notes

On January 13, 2012, the Company executed a note and warrant purchase agreement with several shareholders, including a major shareholder, calling for (in addition to the issuance of certain related warrants) the issuance of a series of 2012 Revolver Notes to be issued between January 13, 2012 and April 5, 2012 totaling up to $1,750,000, with an original maturity date in April 2012. The 2012 Revolver Notes were amended on April 5, 2012 to extend the maturity date to May 31, 2012 or July 31, 2012, depending on certain milestones, and to allow the Company to issue up to $5,000,000 in notes payable under this agreement, as needed. The 2012 Revolver Notes were amended again on November 8, 2012 to increase the amount of notes payable the Company could issue to $8,000,000, and to provide that all notes issued under this agreement would have the same maturity date of either November 30, 2012 or December 31, 2012, depending on certain milestones. The 2012 Revolver Notes accrued interest at 10%, payable at maturity.

Beginning on the closing of the sale by the Company of its preferred shares in which the Company received an aggregate of at least $20,000,000 in cumulative gross proceeds, the warrants would have been exercisable for preferred shares of the series sold by the Company in such sale, at an exercise price equal to the purchase price per share of the preferred shares sold by the Company in such sale. The number of preferred shares for which the warrants would have been exercisable was determined by dividing the warrant coverage amount, which was 20% of the principal amount of the notes issued under the agreement on the issuance date of such 2012 Revolver Notes, by the exercise price. At any time prior to the maturity date, the investor could elect to convert all or any amount of the unpaid principal and accrued interest into the Company’s Series A preferred stock at $0.54 per share, or if a qualified financing had occurred, at the purchase price per share of the preferred shares sold by the Company in such qualified financing. Early termination of the warrant could occur upon an IPO, or if the Company was acquired. The holders of the warrants were to be given 20 days advance notice of such an event, and the warrants would terminate if not exercised before the date of the event.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants were initially recorded at their fair value and were then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the 2012 Revolver Notes and warrants issued under the note and warrant purchase agreement dated January 13, 2012, the Company used the Black-Scholes valuation model. The Company recorded approximately $396,000 related to the fair value of the warrants issued, as a discount to the carrying value of the debt, accreted as interest expense over the life of the debt. The Company valued the warrants at the date of each issuance using the Black-Scholes valuation model with the following underlying assumptions: contractual term of 5 years, an underlying preferred share price between $0.24 and $0.30, an exercise price of $0.54, an average risk-free interest rate between 0.62% and 1.02%, a dividend yield of 0%, and volatility of 105.0%. Approximately $396,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2012. The discount was fully accreted as of December 31, 2012.

As of December 31, 2012, the Company had issued $5,960,000 in 2012 Revolver Notes. The Company was in default for payment of these notes as of December 31, 2012, and no principal payments were made in 2013 prior to conversion. As of June 28, 2013 the investors under the 2012 Revolver Notes elected to convert the total principal balance of approximately $5,960,000 owed under the 2012 Revolver Notes and accrued interest of approximately $645,000 into 12,230,899 preferred shares at a conversion price of $0.54 per share, pursuant to note conversion agreements of that date. Although the conversion price of the debt was greater than the value of the preferred shares at the time of conversion, the Company did not record a gain on the conversion under the troubled debt restructuring accounting guidance since the transaction occurred between related parties, and thus, was treated as a capital transaction. On September 13, 2013, the exercise price of the warrants was fixed at $0.54 per share, and the fair value of the warrant liability of approximately $144,000 on that date was reclassified to additional paid-in capital. As of the closing of the Company’s IPO on February 10, 2014, such shares of preferred stock automatically converted into 291,212 shares of common stock.

Other

On September 10, 2012, the Company issued a warrant to its landlord in exchange for a rent deferral through November 30, 2012. The number of Series A preferred shares exercisable under the warrant agreement is determined by dividing the warrant coverage amount of $40,000 by the exercise price. The exercise price of the warrants is $0.60, or, upon the closing of the sale by the Company of its preferred stock in which the Company receives an aggregate of at least $15,000,000 in cumulative gross proceeds, the warrant’s exercise price will be the price per share for which the Company sells its preferred shares in such sale. The term of the warrant is seven years. Early termination of the warrant can occur if the Company is acquired. The holder of the warrant is to be given 20 days advance notice of such an event, and the warrant will terminate if not exercised before the date of the event. The fair value of such liability-classified preferred warrant to purchase an equivalent 1,587 shares of common stock at December 31, 2013 and 2014 is not material to the financial statements.

As of December 31, 2012, warrants to purchase preferred stock were reflected as a liability on the balance sheet, which was adjusted to estimated fair value at the end of each reporting period over the term of the warrants. These warrants were reclassified to additional paid-in capital during the year ended December 31, 2013. The fair value of the warrant liability for warrants to purchase preferred stock as of December 31, 2012 of approximately $982,000 was estimated using the Black-Scholes valuation model with the following assumptions: contractual term between 3.08 and 4.92 years, an underlying preferred share price of $0.25, an exercise price of $0.54, an average risk-free interest rate between 0.35% and 0.70%, a dividend yield of 0%, and volatility of 105.0%.

Common Shares

2013 Convertible Bridge Notes

The Company executed a convertible note and warrant purchase agreement as of June 28, 2013 with several shareholders, including a major shareholder, relating to the Company’s borrowing as needed of, and issuance of the 2013 Convertible Bridge Notes for, up to $7,000,000. The Company had borrowed $4,990,000 and $5,165,000 as of December 31, 2013 and as of the closing of the Company’s IPO on February 10, 2014, respectively, against the 2013 Convertible Bridge Notes, including $2,505,000 at each date from a major shareholder. As of December 31, 2013, the maturity date of the 2013 Convertible Bridge Notes was May 31, 2014 with the option to extend by the respective note holders for two successive six month periods. The 2013 Convertible Bridge Notes accrued interest at 8.0% per annum, payable at maturity.

The 2013 Convertible Bridge Notes would automatically convert into the Company’s common stock upon the closing of an IPO of at least $8,000,000 in cumulative gross proceeds, at a price equal to the price per share of the Company’s common stock sold in the IPO. The number of common shares for which the warrants were exercisable was determined by dividing the warrant coverage amount, which was 50% of the principal amount of the notes issued under the agreement, by the exercise price of $10.00, which was the price per share of the Company’s common stock sold in the IPO. The warrants are exercisable for a five-year period beginning with the closing of the Company’s IPO on February 10, 2014. Early termination of the warrants can occur upon any capital reorganization, any reclassification of the capital stock, or an asset transfer or acquisition of the Company. The holders of the warrants are to be given 20 days advance notice of such an event, and the warrants will terminate if not exercised prior to the date of the event.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants were initially recorded at their fair value and were then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrants for common shares issued together with the 2013 Convertible Bridge Notes, the Company used a probability weighted Black-Scholes valuation model. The Company recorded approximately $1,612,000 related to the fair value of the warrants issued, as a discount to the carrying value of the debt, accreted to interest expense using the effective interest method from the date of issuance over the life of the debt. These warrants to purchase common stock were valued as of their date of issuance, using the following assumptions: exercise price of between $1.48 and $14.28 per share, contractual term of 5 years, a risk-free interest rate between 1.38% and 1.73%, a dividend yield of 0%, and volatility between 100.0%—105.0%. The value of the warrants using the probability weighted Black-Scholes valuation model accounted for a probability between 75% and 80%, while a fair value of $0 was weighted between 20% and 25%. The fair value of the warrants was approximately $1,399,000 at December 31, 2013 and was included in warrant liabilities until the underlying exercise price was fixed at the closing of the Company’s IPO on February 10, 2014, when the warranty liability balance of approximately $1,563,000 was reclassified to additional paid-in capital (see Notes 2 and 5). Approximately $685,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2013, with approximately $874,000 remaining unamortized and reflected as a discount to the debt at December 31, 2013. Approximately $928,000 related to accretion and write-off of the discount was recognized as interest expense from January 1, 2014 until the closing of the Company’s IPO on February 10, 2014, when the $5,165,000 principal amount and $313,017 of accrued interest related to the 2013 Convertible Bridge Notes were converted at $10.00 per share into a total of 547,794 shares of common stock (see Note 2).

Line of Credit

Five of the Company’s related parties guaranteed the Company’s Line of Credit (see Note 8) and pledged financial assets to the bank to secure their guaranties, as approved by the Company’s Board of Directors. In return, the Company issued common stock warrants to the guarantors. The fair market value of the collateral provided by the respective guarantors until the closing of the Company’s IPO on February 10, 2014 was $2,578,076. The number of shares subject to the common stock warrants was determined by dividing the warrant coverage amount, which was 50% of the fair market value of the collateral provided by the respective guarantors to secure their respective guaranty obligations to the bank, by the exercise price of $10.00, which was set at the price per share of the Company’s common stock sold in its IPO. The warrants are exercisable for a two-year period beginning with the closing of the Company’s IPO on February 10, 2014.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrants were initially recorded at their fair value and were then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrants for common shares issued in connection with the Company’s Line of Credit, the Company used a probability weighted Black-Scholes valuation model. The Company recorded approximately $536,000 related to the fair value of the warrants issued, as a discount to the carrying value of the debt, accreted to interest expense on a straight line basis from the date of issuance over the life of the debt. These warrants to purchase common stock were valued as of their date of issuance, using the following assumptions: exercise price between $1.48 and $14.28 per share, contractual term of 2 years, a risk-free interest rate between 0.38% and 1.38%, a dividend yield of 0%, and volatility between 90.0% and 105.0%. The value of the warrants using the probability weighted Black-Scholes valuation model accounted for a probability of 75%, while a fair value of $0 was weighted 25%. The fair value of the warrants was approximately $390,000 at December 31, 2013 and was included in warrant liabilities until the underlying exercise price was fixed at the closing of the Company’s IPO on February 10, 2014, when the warranty liability balance of approximately $514,000 was reclassified to additional paid-in capital (see Notes 2 and 5). Approximately $139,000 related to accretion of the discount was recognized as interest expense during the year ended December 31, 2013, with approximately $315,000 remaining unamortized and reflected as a discount to outstanding debt at December 31, 2013. Approximately $397,000 related to accretion and write-off of the discount was recognized as interest expense from January 1, 2014 until the closing of the Company’s IPO on February 10, 2014, after which the total outstanding $2,346,000 principal amount and $27,043 of accrued interest were repaid using the net proceeds from the IPO.

Other

On September 10, 2013, the Company, as part of a lease amendment for its non-cancellable operating lease for its office, laboratory, and warehouse space at its San Diego, California facility, issued a warrant to its landlord with a coverage amount of $502,605. The warrant is exercisable for a five-year period beginning with the closing of the Company’s IPO on February 10, 2014, when such warrant became exercisable for 50,260 shares of common stock and the exercise price was fixed at $10.00 per share.

In accordance with guidance applicable to accounting for derivative financial instruments that are accounted for as liabilities, the warrant was initially recorded at fair value and then was re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For the warrant for common shares issued to the landlord, the Company used a probability weighted Black-Scholes valuation model. The Company recorded approximately $309,000 related to the fair value of the warrant issued at issuance in September 2013, as a reduction in deferred rent liability, accreted to rent expense on a straight line basis from the date of issuance over the term of the amended lease. The warrant was valued as of the date of issuance, using the following assumptions: exercise price of between $3.08 and $14.28 per share, contractual term of 5 years, a risk-free interest rate of 1.38%, a dividend yield of 0%, and volatility of 105.0%. The value of the warrant using the probability weighted Black-Scholes valuation model accounted for a probability of 75%, while a fair value of $0 was weighted 25%. The fair value of the warrant was approximately $282,000 at December 31, 2013 and was included in warrant liabilities until the underlying exercise price was fixed at $10.00 per share at the closing of the Company’s IPO on February 10, 2014, when the warranty liability balance of approximately $304,000 was reclassified to additional paid-in capital (see Notes 2 and 5).